Reinsurance - Rollforward of the reinsurance recoverable allowance for credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ 101	$ 83
Current period provision for expected credit losses and disputes	8	18
Write-offs charged against the allowance for credit losses and disputes	0	0
Other changes	25
Balance, end of year	$ 84	$ 101